Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 08, 2014
WBI Tactical Income Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WBI TACTICAL INCOME
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WBI Tactical Income Shares (“WBI Tactical Income Shares” or, the “Fund”) investment objectives are to seek current income with the potential for long-term capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	while also seeking to protect principal during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund's Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income producing, debt and equity securities of foreign and domestic issuers, including the securities of foreign and domestic corporate and governmental entities. These securities will be selected on the basis of the proprietary selection process of WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”) as described briefly below, and may exhibit other investment characteristics in addition to their income producing properties that would make them suitable candidates for inclusion in other Funds or accounts advised by the Sub-Advisor, as well.

Up to 20% of the Fund's net assets may be invested in foreign and domestic equities, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and/or in option strategies to enhance the Fund's returns or to mitigate risk and volatility, and may be selected without regard to their ability to produce income. An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of debt securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, ETNs, and variable and floating rate securities. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager's assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The Fund may invest in companies of any size market capitalization.

Debt securities will be selected on the basis of the Sub-Advisor's assessment of the risks and opportunities available in the fixed income market using its proprietary portfolio selection process described briefly below.

The Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets. The Fund may invest up to 40% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”). Investments in other investment companies that invest predominantly in debt securities are considered debt securities and investments in other investment companies that invest predominantly in dividend-paying equity securities are considered dividend-paying equity securities for the purposes of the Fund's income producing securities target allocation.

The Sub-Advisor's proprietary portfolio selection process (“Selection Process”) used for the Fund by the Sub-Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund's definition of an absolute return approach to investment management. The selection process includes a buy discipline and a sell discipline.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of its debt securities exposure. Duration is a measure of a fixed income security's expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund's bond exposure may also be invested to pursue perceived opportunities in varying segments of the global debt securities market.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find companies with attractive yield characteristics for the selected universe of securities. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then adds qualifying securities using available cash within the parameters of the Fund's target allocations. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor's buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund's value. If a security's price stays within a range of acceptable prices, the security will remain in the Fund. If a security's price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund's allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The selection process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund's investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund's target allocation is 80% domestic and foreign income producing equity and debt securities.

For additional information about the Fund's principal investment strategies, see “Description of the Principal Strategies of the Funds.”

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk — Your investment in the Fund varies with the success and failure of the Sub-Advisor's investment strategies and the Sub-Advisor's research, analysis, and determination of portfolio securities. If the Sub-Advisor's investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Exchange-Traded Note Risk — The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Equity Market Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund's investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk — The Fund's investments in dividend-paying common stocks may cause the Fund to underperform funds that do not invest predominantly in dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund's ability to generate income may be affected.

Growth Risk — Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns and reduce potential losses. To the extent that the Fund invests in stocks of growth companies during periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities, and its share price may be more volatile than it would be if it did not include investments in growth stocks.

Value Risk — Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. To the extent the Fund invests in value stocks, the Fund may underperform funds that do not invest in value stocks during periods when value stocks underperform other types of stocks.

Model Risk — The Fund's investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund's performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

Small- and Medium-Sized Companies Risk — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

ETF and Mutual Fund Risk — When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities, and other assets held by the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs, equity options, derivatives, currencies, indexes, leverage and replication management.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Securities' Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. To the extent the Fund invests in companies that experience negative developments in their financial condition, the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Fluctuation of Net Asset Value — The net asset value (“NAV”) of the Fund's shares will generally fluctuate with changes in market value of the Fund's holdings. The market prices of the Fund's Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market — Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund's NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information will be available on www.wbishares.com., the Funds' “Website,” or by calling the Fund toll-free at (800) 772-5810.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 772-5810
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wbishares.com
WBI Tactical Income Shares | WBI Tactical Income Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	$ 334

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's “Financial Highlights” section of the Prospectus, which reflects the Fund's operating expenses and does not include Acquired Fund Fees and Expenses.
[3]	WBI Investments, Inc. (the “Sub-Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least September 30, 2015 so that the total annual operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) of the Fund are limited to 1.25% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Sub-Advisor.